Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(32)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Non-controlled/non-affiliated investments
Asset Based Finance (“ABF”)
Aircraft leasing
Athena Parliament HoldCo DAC(3)(16)	Profit participating note	N/A		02/2046	49,025	$49,025	$49,073
Blue Crest Aerie 1 DAC(3)(16)	Profit participating note	N/A		03/2046	66,660	66,660	66,660
Blue Crest Prospector Pico Duarte DAC(3)(16)(33)	Profit participating note	N/A		02/2046	20,817	20,817	20,817
Lasair Stampede DAC(3)(16)(33)	Profit participating note	N/A		03/2046	46,000	46,000	46,000
Plantago Finance DAC(3)(16)(33)	Profit participating note	N/A		03/2046	59,267	59,267	59,267
						241,769	241,817	16.1%
Buildings and real estate
NY 36th Street Holdings LLC(7)	Second lien senior secured loan	S+	8.25%	11/2027	25,000	24,793	24,813
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class E Certificate(16)(36)	Asset-backed security	N/A	6.28%	12/2058	4,900	4,663	4,667
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class F Certificate(16)(36)	Asset-backed security	N/A	6.28%	12/2058	5,100	4,436	4,463
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class G Certificate(16)(36)	Asset-backed security	N/A	6.28%	12/2058	1,000	826	828
						34,718	34,771	2.3%
Commercial - credit cards
New Wave Capital Limited(4)(7)	First lien senior secured revolving loan	S+	6.00%	05/2029	9,155	9,107	9,087
New Wave Capital Limited(4)(17)	First lien senior secured GBP revolving loan	SA+	8.50%	12/2028	£6,811	9,292	8,936
						18,399	18,023	1.2%
Commercial - other
U.S. Claims Litigation Funding, LLC(36)	Secured note	N/A	10.25%	06/2030	32,000	29,993	29,920
						29,993	29,920	2.0%
Commercial - SME lending(35)
OnDeck Asset Securitization IV, LLC 2025-2 Class D Note(16)(33)(34)(36)	Asset-backed security	N/A	8.58%	11/2032	11,200	11,199	11,202
Various(4)(33)(38)(41)	ABF asset	N/A		01/2027 - 09/2027	186,788	178,459	177,186
						189,658	188,388	12.5%
Consumer - auto loans
GLS Auto Receivables Issuer Trust 2025-1 Series Certificate(10)(16)(18)(33)	Asset-backed security	N/A		03/2032	15	7,669	7,988
GLS Auto Receivables Issuer Trust 2025-2 Series Certificate(10)(16)(18)(33)	Asset-backed security	N/A		06/2032	15	14,185	14,909
GLS Auto Receivables Issuer Trust 2025-3 Class E Series Note(16)(33)(34)(36)	Asset-backed security	N/A	6.52%	08/2032	17,530	17,529	17,571
GLS Auto Receivables Issuer Trust 2025-3 Series Certificate(10)(16)(18)(33)	Asset-backed security	N/A		03/2030	36	24,504	24,657
GLS Auto Receivables Issuer Trust 2025-4 Class E Series Note(16)(33)(34)(36)	Asset-backed security	N/A	7.17%	12/2032	18,668	18,665	18,610
GLS Auto Receivables Issuer Trust 2025-4 Series Certificate(10)(16)(18)(33)	Asset-backed security	N/A		12/2032	38	27,319	26,829
GLS Auto Receivables Issuer Trust 2026-1 Class E Series Note(16)(33)(34)(36)	Asset-backed security	N/A	6.51%	03/2033	20,100	20,096	20,099
GLS Auto Receivables Issuer Trust 2026-1 Series Certificate(10)(16)(18)(33)	Asset-backed security	N/A		03/2033	31	24,749	24,928
						154,716	155,591	10.3%
Consumer - credit cards
Continental Finance Company, LLC(7)	First lien senior secured loan	S+	8.00%	03/2029	50,000	49,813	49,375
Continental Finance Credit Card ABS Master Trust Series 2025-A Class D Note(16)(33)(34)(36)	Asset-backed security	N/A	8.36%	12/2035	10,081	10,078	10,071

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(32)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Continental Finance Credit Card ABS Master Trust Series 2025-A Class E Note(16)(36)	Asset-backed security	N/A	11.44%	12/2035	8,567	8,567	8,550
Mission Lane Credit Card Master Trust(4)(7)(19)(33)	First lien senior secured revolving loan	S+	6.50%	03/2030	1,754	1,683	1,669
						70,141	69,665	4.6%
Consumer - other
ACHD Trust 2025-DS1 Class B Note(16)(36)	Asset-backed security	N/A	9.38%	01/2034	2,500	2,500	2,500
ACHD Trust 2025-DS1 Class C Note(16)(36)	Asset-backed security	N/A	11.33%	01/2034	20,500	20,500	20,501
						23,000	23,001	1.5%
Consumer - personal loans
ADF BP I, LLC(4)(7)(19)(33)	First lien senior secured revolving loan	S+	4.00%	07/2030	21,554	21,554	21,554
ADF BP I, LLC(4)(7)(19)(33)	First lien senior secured revolving loan	S+	8.50%	07/2030	30,476	30,476	30,476
CLP Issuer III, LLC(4)(7)	First lien senior secured revolving loan	S+	6.50%	05/2028	66,038	65,623	65,478
LendDirect Trust(4)(19)(30)	First lien senior secured CAD revolving loan	C+	4.25%	03/2030	C$36,900	26,776	26,331
LendDirect Trust(4)(19)(30)	First lien senior secured CAD revolving loan	C+	5.25%	03/2030	C$36,900	26,775	26,331
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Series Certificate(10)(16)	Asset-backed security	N/A		09/2040	1,000	25,994	26,054
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Series Certificate(10)(16)	Asset-backed security	N/A		11/2040	1,000	17,154	17,253
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16 Series Certificate(10)(16)	Asset-backed security	N/A		01/2041	1,000	48,487	48,016
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Class B Series Note(16)(33)(34)(36)	Asset-backed security	N/A	6.73%	02/2032	6,215	6,237	6,409
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Series Certificate(10)(16)	Asset-backed security	N/A		03/2040	1,000	7,466	6,822
LendingClub Structured Loan Certificate Issuer Trust, Series 2026-P1 Series Certificate(10)(16)	Asset-backed security	N/A		02/2041	1,000	28,973	28,709
LendingClub Structured Loan Certificate Issuer Trust, Series 2026-P4 Series Certificate(10)(16)	Asset-backed security	N/A		05/2041	1,000	22,684	22,705
Opportunity Funding SPE V, LLC(4)(7)(33)	First lien senior secured revolving loan	S+	7.30%	02/2029	38,362	37,917	37,671
Salary Finance Limited(4)(17)	First lien senior secured GBP revolving loan	SA+	10.00%	10/2034	£6,825	9,117	8,897
Skylark Loans Limited(4)(17)(19)	First lien senior secured GBP revolving loan	SA+	6.75%	10/2034	£11,742	15,682	15,318
SoFi Consumer Loan Program 2025-2 Trust Class D Note(16)(36)	Asset-backed security	N/A	5.62%	06/2034	1,389	1,392	1,388
SoFi Consumer Loan Program 2025-3 Trust Class D Note(16)(36)	Asset-backed security	N/A	5.35%	08/2034	930	930	930
SoFi Consumer Loan Program 2026-1 Trust Residual Certificate(10)(16)	Asset-backed security	N/A		12/2035	84	9,187	9,171
SoFi Consumer Loan Program 2026-B Trust Residual Certificate(10)(16)	Asset-backed security	N/A		05/2035	150	10,325	10,324
Upgrade Warehouse Trust 2025-3(4)(7)(19)(33)	First lien senior secured revolving loan	S+	6.00%	12/2028	10,833	10,752	10,717
Upgrade Warehouse Trust 2025-3(4)(19)(30)(33)	First lien senior secured CAD revolving loan	C+	6.38%	12/2028	C$4,093	2,942	2,904
Upgrade Warehouse Trust 2025-4(4)(19)(30)(33)	First lien senior secured CAD revolving loan	C+	6.38%	01/2028	C$1,276	917	898
Upgrade Warehouse Trust 2025-4(4)(7)(19)(33)	First lien senior secured revolving loan	S+	6.00%	01/2028	4,491	4,473	4,466
Upstart Securitization Trust 2025-4 Class D Note(16)(33)(34)(36)	Asset-backed security	N/A	7.67%	11/2026	5,272	5,271	5,268
Various(36)(39)(41)	ABF asset	N/A	6.96% - 22.77%	08/2027 - 12/2032	1,234	1,249	268
						438,353	434,358	28.9%

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(32)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Equipment leasing
Heartland Dental, LLC(36)	Promissory note	N/A	10.97%	04/2029	2,841	2,854	2,863
Heartland Dental, LLC(36)	Promissory note	N/A	10.94%	06/2029	1,146	1,154	1,151
Heartland Dental, LLC(36)	Promissory note	N/A	9.25%	08/2029	4,024	4,024	4,055
Heartland Dental, LLC(36)	Promissory note	N/A	9.25%	10/2029	1,075	1,075	1,078
Pharmalogic Los Angeles, LLC(36)	Financing lease	N/A	10.20%	10/2032	3,912	3,912	3,842
Pharmalogic New York City, LLC(36)	Financing lease	N/A	10.18%	10/2030	373	373	368
VCI Asset Holdings LLC(36)	First lien senior secured loan	N/A	10.00%	11/2030	6,477	6,417	6,672
VCI Intermediate TopCo 1 LLC(16)(18)	ABF equity	N/A		N/A	329	329	325
						20,138	20,354	1.4%
Residential
Point Securitization Trust 2025-2 A2 Note(16)(33)(34)(36)	Asset-backed security	N/A	7.00%	10/2055	9,500	9,507	9,501
Point Securitization Trust 2025-2 B1 Note(16)(36)(37)	Asset-backed security	N/A	7.00%	10/2055	9,300	8,234	8,154
Point Securitization Trust 2025-2 B2 Note(16)(36)(37)	Asset-backed security	N/A	5.50%	10/2055	9,129	7,449	7,358
Point Securitization Trust 2025-2 Series Certificate(10)(16)(37)	Asset-backed security	N/A		10/2055	21	10,768	10,262
Point Securitization Trust 2026-1 A2 Note(16)(33)(34)(36)	Asset-backed security	N/A	6.50%	02/2056	7,600	7,576	7,573
Point Securitization Trust 2026-1 B1 Note(16)(36)(37)	Asset-backed security	N/A	7.00%	02/2056	20,200	17,826	17,796
Point Securitization Trust 2026-1 B2 Note(16)(36)(37)	Asset-backed security	N/A	7.00%	02/2056	4,721	3,886	3,876
Point Securitization Trust 2026-1 Series Certificate(10)(16)(37)	Asset-backed security	N/A		02/2056	14	8,102	8,022
Various(4)(37)(40)(41)	ABF asset	N/A		N/A(28)	78,085	81,550	83,772
						154,898	156,314	10.4%
Total non-controlled/non-affiliated asset based finance unfunded commitments (Note 4)						$—	$—	0.0%
Total non-controlled/non-affiliated asset based finance investments						$1,375,783	$1,372,202	91.2%

Corporate
Buildings and real estate
Associations, Inc.(4)(29)	First lien senior secured delayed draw term loan	S+	6.50%	07/2028	13,584	$13,585	$13,582
Associations, Inc.(4)(29)	First lien senior secured delayed draw term loan	S+	6.50%	07/2028	98	101	97
Associations, Inc.(29)	First lien senior secured loan	S+	6.50%	07/2028	15,758	15,759	15,758
						29,445	29,437	2.0%
Total non-controlled/non-affiliated corporate investments						$29,445	$29,437	2.0%

Fund Solution Investments
CFOs/Other
Alp CFO 2024, L.P.(16)(36)	Collateralized fund obligation	N/A	12.88%	10/2036	4,167	$4,313	$4,251
StepStone Secondary Opportunities Fund V Offshore, L.P.(16)(36)	Collateralized fund obligation	N/A	13.13%	12/2035	7,307	7,563	7,476
						11,876	11,727	0.8%

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(32)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
LP interests
AgAmerica Lending LLC(16)(33)	Investment partnership	N/A		N/A	42,556	42,913	41,467
Valor Cl Blocker Feeder LP(16)(18)	Investment partnership	N/A		N/A	202	202	200
						43,115	41,667	2.8%
Total non-controlled/non-affiliated fund solution investments						$54,991	$53,394	3.5%
Total non-controlled/non-affiliated investments						$1,460,219	$1,455,033	96.7%

Non-controlled/affiliated investments
Asset Based Finance (“ABF”)
Consumer - credit cards
CCI GPCC Syndicate LLC (5)(6)(13)(16)(18)(33)(41)	ABF equity	N/A		N/A	20,704	$20,704	$22,381
						20,704	22,381	1.5%
Total non-controlled/affiliated asset based finance investments						$20,704	$22,381	1.5%

Other
Pharmaceuticals
LSI Financing LLC(5)(6)(13)(16)	Common equity	N/A		N/A	53,607	$53,607	$55,067
						53,607	55,067	3.7%
Total non-controlled/affiliated other investments						$53,607	$55,067	3.7%
Total non-controlled/affiliated investments						$74,311	$77,448	5.1%

Controlled/affiliated investments
Asset Based Finance (“ABF”)
Aircraft leasing
Contrail JV II LLC Sunrise Portfolio Offshore LLC(6)(13)(16)	ABF equity	N/A		N/A	17,766	$18,164	$19,811
Contrail JV II LLC Sunrise Portfolio Onshore LLC(6)(13)(16)(18)	ABF equity	N/A		N/A	8,172	8,596	9,369
						26,760	29,180	1.9%
Commercial - SME lending(35)
BOAC Crevasse I LLC(5)(6)(13)(16)(41)	ABF equity	N/A		N/A	23,639	23,639	20,970
						23,639	20,970	1.4%
Consumer - personal loans
ACM Uprise Direct 2024 LLC(4)(5)(6)(13)(16)(18)(33)(41)	ABF equity	N/A		N/A	40,393	40,393	40,199
BOAC AIF A4 Interval Pagani Depositor LLC(5)(6)(13)(16)	ABF equity	N/A		N/A	63,904	63,904	52,503
BOAC Up Owl Night E 2025 JV LLC(5)(6)(13)(16)(18)(33)	ABF equity	N/A		N/A	46,492	46,492	46,511
						150,789	139,213	9.3%
Equipment leasing
Blue Owl Leasing LLC(5)(6)(13)(16)	Joint venture	N/A		N/A	31,000	31,000	30,838
						31,000	30,838	2.0%

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

		Interest
Issuer/Borrower(1)(2)(11)(32)	Investment	Ref. Rate	Rate/ Spread	Maturity Date	Par/ Units(14)	Amortized Cost	Fair Value	% of Net Assets(15)
Residential
IF CPMH25 Aggregator LLC(5)(6)(13)(16)(33)(41)	ABF equity	N/A		N/A	4,998	4,998	4,933
						4,998	4,933	0.3%
Total controlled/affiliated asset based finance investments						$237,186	$225,134	15.0%
Total controlled/affiliated investments						$237,186	$225,134	15.0%

Short term investments
Blackrock Liquidity Funds Treasury Trust Fund - Administration Class(8)(9)	Short term investment	N/A	3.46%	N/A	607	$607	$607
						607	607	0.0%
Total short term investments						$607	$607	0.0%
Total investments						$1,772,323	$1,758,222	116.9%
Net Assets							$1,504,569	100.0%

Forward Foreign Currency Contracts as of March 31, 2026
		Amount to be Purchased		Amount to be Sold
Counterparty	Settlement Date	Notional	Currency	Notional	Currency	Unrealized Gain (Loss)
Silicon Valley Bank	3/1/2027	29,361	USD	39,734	CAD	$548
Silicon Valley Bank	3/1/2027	29,085	USD	39,361	CAD	543
Silicon Valley Bank	6/26/2026	9,494	USD	7,101	GBP	133
Silicon Valley Bank	12/11/2026	9,499	USD	7,106	GBP	154
Silicon Valley Bank	12/11/2026	7,882	USD	5,889	GBP	137
Silicon Valley Bank	12/11/2026	6,434	USD	4,813	GBP	104
Silicon Valley Bank	12/15/2026	4,000	USD	5,457	CAD	51
Silicon Valley Bank	12/11/2026	3,959	USD	2,958	GBP	69
Silicon Valley Bank	12/15/2026	658	CAD	488	USD	182
Silicon Valley Bank	12/15/2026	409	USD	548	CAD	12
Silicon Valley Bank	12/15/2026	320	USD	430	CAD	9
Silicon Valley Bank	12/15/2026	309	USD	417	CAD	7
Silicon Valley Bank	12/15/2026	410	CAD	303	USD	113
Silicon Valley Bank	12/11/2026	169	GBP	233	USD	(53)
Silicon Valley Bank	12/11/2026	117	GBP	162	USD	(37)
Silicon Valley Bank	12/11/2026	105	GBP	141	USD	(33)
Silicon Valley Bank	12/11/2026	95	GBP	126	USD	(30)
Silicon Valley Bank	12/11/2026	80	GBP	108	USD	(25)
Silicon Valley Bank	12/11/2026	73	GBP	97	USD	(23)
Silicon Valley Bank	12/15/2026	14	CAD	10	USD	4
Total Forward Foreign Currency Contracts						$1,865

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

Interest Rate Cap Transactions as of March 31, 2026
Counterparty	Termination Date	Notional Amount	Reference Rate	Cap Rate	Upfront Payments/ Receipts	Fair Value
Bank of America, N.A.	4/30/2026	$100,000	USD-SOFR	6.00%	$8	$—
Total Interest Rate Cap Transactions					$8	$—

(1)
Unless otherwise indicated, all investments are considered Level 3 investments. The value of each investment was determined using unobservable inputs as required to be notated by Article 12-12, footnote 9 of Regulation S-X.

(2)
Unless otherwise indicated, loan contains a variable rate structure, and may be subject to an interest rate floor. Variable rate loans bear interest at a rate that may be determined by reference to either the Secured Overnight
Financing Rate (“SOFR” or “S”) (which can include one-, three-, six- or twelve-month SOFR), Euro Interbank Offered Rate (“EURIBOR” or “E”), Canadian Overnight Repo Rate Average (“CORRA” or “C”) (which can include one- or three-month CORRA), Australian Bank Bill Swap Bid Rate (“BBSY” or “B”) (which can include one-, three-, or six-month BBSY), Sterling (SP) Overnight Interbank Average Rate (“SONIA” or “SA”) or an alternate base rate (which can include the Federal Funds Effective Rate or the Prime Rate (“Prime” or “P”), at the borrower’s option, and which reset periodically based on the terms of the loan agreement).

(3)	Interest income on profit participation notes related to certain aviation lease assets is recognized using the effective yield method, based on projected cash flows.
(4)	Position or portion thereof is a partially unfunded debt, ABF asset, or equity commitment. See Note 4 “Commitments and Contingencies”.

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

					Unfunded
Issuer/Borrower	Sub Asset Class	Commitment Type	Maturity Date(24)	Funded Commitment	Commitment	Fair Value (12)
Non-controlled/non-affiliated - delayed draw term loan unfunded commitments
Associations, Inc.	Buildings and real estate	First lien senior secured delayed draw term loan	07/2028	$13,584	$4,057	$—
Associations, Inc.	Buildings and real estate	First lien senior secured delayed draw term loan	07/2028	98	1,384	—
Total non-controlled/non-affiliated - delayed draw term loans				$13,682	$5,441	$—
Non-controlled/non-affiliated - revolving debt unfunded commitments
ADF BP I, LLC	Consumer - personal loans	First lien senior secured revolving loan	07/2030	$21,554	$6,736	$—
ADF BP I, LLC	Consumer - personal loans	First lien senior secured revolving loan	07/2030	30,476	9,524	—
CLP Issuer III, LLC	Consumer - personal loans	First lien senior secured revolving loan	05/2028	66,038	8,963	—
LendDirect Trust	Consumer - personal loans	First lien senior secured CAD revolving loan	03/2030	36,900	4,100	—
LendDirect Trust	Consumer - personal loans	First lien senior secured CAD revolving loan	03/2030	36,900	4,100	—
Mission Lane Credit Card Master Trust	Consumer - credit cards	First lien senior secured revolving loan	03/2030	1,754	33,960	—
New Wave Capital Limited	Commercial - credit cards	First lien senior secured revolving loan	05/2029	9,155	5,694	—
New Wave Capital Limited	Commercial - credit cards	First lien senior secured GBP revolving loan	12/2028	6,811	9,937	—
Opportunity Funding SPE V, LLC	Consumer - personal loans	First lien senior secured revolving loan	02/2029	38,362	49,138	—
Salary Finance Limited	Consumer - personal loans	First lien senior secured GBP revolving loan	10/2034	6,825	2,218	—
Skylark Loans Limited	Consumer - personal loans	First lien senior secured GBP revolving loan	10/2034	11,742	1,908	—
Upgrade Warehouse Trust 2025-3	Consumer - personal loans	First lien senior secured revolving loan	12/2028	10,833	1,167	—
Upgrade Warehouse Trust 2025-3	Consumer - personal loans	First lien senior secured CAD revolving loan	12/2028	4,093	907	—
Upgrade Warehouse Trust 2025-4	Consumer - personal loans	First lien senior secured CAD revolving loan	01/2028	1,276	5,302	—
Upgrade Warehouse Trust 2025-4	Consumer - personal loans	First lien senior secured revolving loan	01/2028	4,491	773	—
Total non-controlled/non-affiliated - revolving debt				$287,210	$144,427	$—
Non-controlled/non-affiliated - ABF asset unfunded commitments(26)
Various	Commercial - SME lending	ABF asset	01/2027 - 09/2027	$274,399	$389,601	$—
Various	Residential	ABF asset	N/A	52,441	27,559	—
Total non-controlled/non-affiliated - ABF asset				$326,840	$417,160	$—
Controlled/affiliated - ABF equity unfunded commitments
ACM Uprise Direct 2024 LLC(a)	Consumer - personal loans	ABF equity	N/A	$34,325	$2,493	$—
Total controlled/affiliated - ABF equity				$34,325	$2,493	$—
Total				$662,057	$569,521	$—

(a)	Funded commitment includes recoverable distributions.

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

(5)	Investment measured at net asset value (“NAV”).
(6)	Underlying investments generate net investment income, which is distributed periodically.
(7)	The interest rate on these investments is subject to 1 month SOFR, which as of March 31, 2026 was 3.66%.
(8)	Short term investments (Level 1 investment) represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less.
(9)	7-day effective yield as of March 31, 2026.
(10)
Considered equity positions in the vehicles held which are not rated. These positions are entitled to recurring distributions, which are generally equal to the remaining cash flow of the payments made by the underlying vehicle’s securities, less contractual payments and expenses. An estimated yield is accrued based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(11)
Unless otherwise indicated, all investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which Blue Owl Alternative Credit Fund (the “Fund”) owns less than 5% of the portfolio investment's outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio investment.

(12)	The cost and fair value on fully unfunded commitments results from unamortized fees, which are capitalized to the investment cost of unfunded commitments, if any.
(13)
As defined in the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is deemed to “control” a portfolio investment if the Fund owns more than 25% of the portfolio investment’s voting securities or has the power to exercise control over management or policies, including through a management agreement. As defined in the 1940 Act, the Fund is an “affiliated person” of this portfolio investment if, among other bases, the Fund owns
5% or more of the portfolio investment’s outstanding voting securities. Transactions related to the Fund’s investments in non-controlled affiliates and controlled affiliates for the period ended March 31, 2026, were as follows:

Issuer/Borrower	Fair Value as of December 31, 2025	Gross Additions(a)	Gross Reductions(b)	Affiliate Classification Adjustment	Net Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Fair Value as of March 31, 2026	Dividend Income
Non-Controlled Affiliates
AgAmerica Lending LLC	$44,364	$—	$—	$(44,364)	$—	$—	$—	$—
CCI GPCC Syndicate LLC	1,262	19,473	—	—	1,646	—	22,381	—
LSI Financing LLC	—	24,622	(767)	31,016	196	—	55,067	845
Total	$45,626	$44,095	$(767)	$(13,348)	$1,842	$—	$77,448	$845

Controlled Affiliates
ACM Uprise Direct 2024 LLC	$32,274	$10,219	$(2,236)	$—	$(58)	$—	$40,199	$1,473
Blue Crest Aviation Partners 2025-1 LLC	70,520	888	(71,413)	—	(1,321)	1,326	—	—
Blue Owl Leasing LLC	30,888	—	—	—	(50)	—	30,838	—
BOAC AIF A4 Interval Pagani Depositor LLC	54,671	450	(2,679)	—	61	—	52,503	1,103
BOAC Crevasse I LLC	30,949	—	(10,597)	—	618	—	20,970	—
BOAC IAT Aviation Opco 1 LLC	49,204	—	(49,213)	—	(30)	39	—	—
BOAC Up Owl Night E 2025 JV LLC	50,730	—	(3,824)	—	(395)	—	46,511	1,330
Contrail JV II LLC Sunrise Portfolio Offshore LLC	19,608	—	(270)	—	473	—	19,811	—
Contrail JV II LLC Sunrise Portfolio Onshore LLC	9,045	—	(22)	—	346	—	9,369	—
IF CPMH25 Aggregator LLC	—	4,998	—	—	(65)	—	4,933	—
LSI Financing LLC	31,016	—	—	(31,016)	—	—	—	—
Total	$378,905	$16,555	$(140,254)	$(31,016)	$(421)	$1,365	$225,134	$3,906

(a)
Gross additions may include increases in the cost basis of investments resulting from new investments, additional contributions, amounts related to payment-in-kind (“PIK”) interest capitalized and added to the principal balance of the respective loans, the accretion of discounts, the exchange of one or more existing investments for one or more new investments and the movement at fair value of an existing investment into this non-controlled affiliated category from a different category.

(b)
Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments and sales, return of capital, the amortization of premiums and the exchange of one or more existing securities for one or more new securities.

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

(14)	Par/Units is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”) or Canadian Dollars (“C$”).
(15)	Totals presented may differ than actuals due to rounding.
(16)
Security acquired in transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), and may be deemed to be “restricted security” under the Securities Act. As of March 31, 2026, the aggregate fair value of these securities is $1.07 billion, or 71.3% of the Fund’s net assets. The acquisition dates of the restricted securities are as follows:

Issuer/Borrower	Investment	Acquisition Date
ACHD Trust 2025-DS1 Class B Note(16)(36)	Asset-backed security	12/2025
ACHD Trust 2025-DS1 Class C Note(16)(36)	Asset-backed security	12/2025
ACM Uprise Direct 2024 LLC(4)(5)(6)(13)(16)(18)(33)(41)	ABF equity	05/2025
AgAmerica Lending LLC(16)(33)	Investment partnership	07/2025
Alp CFO 2024, L.P.(16)(36)	Collateralized fund obligation	01/2026
Athena Parliament HoldCo DAC(3)(16)	Profit participating note	12/2025
Blue Crest Aerie 1 DAC(3)(16)	Profit participating note	09/2025
Blue Crest Prospector Pico Duarte DAC(3)(16)(33)	Profit participating note	02/2026
Blue Owl Leasing LLC(5)(6)(13)(16)	Joint venture	10/2025
BOAC AIF A4 Interval Pagani Depositor LLC(5)(6)(13)(16)	ABF equity	05/2025
BOAC Crevasse I LLC(5)(6)(13)(16)(41)	ABF equity	06/2025
BOAC Up Owl Night E 2025 JV LLC(5)(6)(13)(16)(18)(33)	ABF equity	12/2025
CCI GPCC Syndicate LLC (5)(6)(13)(16)(18)(33)(41)	ABF equity	12/2025
Continental Finance Credit Card ABS Master Trust Series 2025-A Class D Note(16)(33)(34)(36)	Asset-backed security	12/2025
Continental Finance Credit Card ABS Master Trust Series 2025-A Class E Note(16)(36)	Asset-backed security	12/2025
Contrail JV II LLC Sunrise Portfolio Offshore LLC(6)(13)(16)	ABF equity	07/2025
Contrail JV II LLC Sunrise Portfolio Onshore LLC(6)(13)(16)(18)	ABF equity	07/2025
GLS Auto Receivables Issuer Trust 2025-1 Series Certificate(10)(16)(18)(33)	Asset-backed security	05/2025
GLS Auto Receivables Issuer Trust 2025-2 Series Certificate(10)(16)(18)(33)	Asset-backed security	05/2025
GLS Auto Receivables Issuer Trust 2025-3 Class E Series Note(16)(33)(34)(36)	Asset-backed security	08/2025
GLS Auto Receivables Issuer Trust 2025-3 Series Certificate(10)(16)(18)(33)	Asset-backed security	08/2025
GLS Auto Receivables Issuer Trust 2025-4 Class E Series Note(16)(33)(34)(36)	Asset-backed security	12/2025
GLS Auto Receivables Issuer Trust 2025-4 Series Certificate(10)(16)(18)(33)	Asset-backed security	12/2025
GLS Auto Receivables Issuer Trust 2026-1 Class E Series Note(16)(33)(34)(36)	Asset-backed security	02/2026
GLS Auto Receivables Issuer Trust 2026-1 Series Certificate(10)(16)(18)(33)	Asset-backed security	02/2026
IF CPMH25 Aggregator LLC(5)(6)(13)(16)(33)(41)	ABF equity	01/2026
Lasair Stampede DAC(3)(16)(33)	Profit participating note	03/2026
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P11 Series Certificate(10)(16)	Asset-backed security	08/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P14 Series Certificate(10)(16)	Asset-backed security	09/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16 Series Certificate(10)(16)	Asset-backed security	11/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Class B Series Note(16)(33)(34)(36)	Asset-backed security	05/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-RP1 Series Certificate(10)(16)	Asset-backed security	05/2025
LendingClub Structured Loan Certificate Issuer Trust, Series 2026-P1 Series Certificate(10)(16)	Asset-backed security	01/2026
LendingClub Structured Loan Certificate Issuer Trust, Series 2026-P4 Series Certificate(10)(16)	Asset-backed security	03/2026
LSI Financing LLC(5)(6)(13)(16)	Common equity	07/2025
OnDeck Asset Securitization IV, LLC 2025-2 Class D Note(16)(33)(34)(36)	Asset-backed security	11/2025
Plantago Finance DAC(3)(16)(33)	Profit participating note	02/2026

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

Issuer/Borrower	Investment	Acquisition Date
Point Securitization Trust 2025-2 A2 Note(16)(33)(34)(36)	Asset-backed security	10/2025
Point Securitization Trust 2025-2 B1 Note(16)(36)(37)	Asset-backed security	10/2025
Point Securitization Trust 2025-2 B2 Note(16)(36)(37)	Asset-backed security	10/2025
Point Securitization Trust 2025-2 Series Certificate(10)(16)(37)	Asset-backed security	10/2025
Point Securitization Trust 2026-1 A2 Note(16)(33)(34)(36)	Asset-backed security	02/2026
Point Securitization Trust 2026-1 B1 Note(16)(36)(37)	Asset-backed security	02/2026
Point Securitization Trust 2026-1 B2 Note(16)(36)(37)	Asset-backed security	02/2026
Point Securitization Trust 2026-1 Series Certificate(10)(16)(37)	Asset-backed security	02/2026
SoFi Consumer Loan Program 2025-2 Trust Class D Note(16)(36)	Asset-backed security	06/2025
SoFi Consumer Loan Program 2025-3 Trust Class D Note(16)(36)	Asset-backed security	08/2025
SoFi Consumer Loan Program 2026-1 Trust Residual Certificate(10)(16)	Asset-backed security	03/2026
SoFi Consumer Loan Program 2026-B Trust Residual Certificate(10)(16)	Asset-backed security	03/2026
StepStone Secondary Opportunities Fund V Offshore, L.P.(16)(36)	Collateralized fund obligation	01/2026
Upstart Securitization Trust 2025-4 Class D Note(16)(33)(34)(36)	Asset-backed security	11/2025
Valor Cl Blocker Feeder LP(16)(18)	Investment partnership	11/2025
VCI Intermediate TopCo 1 LLC(16)(18)	ABF equity	11/2025
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class E Certificate(16)(36)	Asset-backed security	12/2025
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class F Certificate(16)(36)	Asset-backed security	12/2025
Wells Fargo Commercial Mortgage Trust 2025-5C7 Class G Certificate(16)(36)	Asset-backed security	12/2025

Blue Owl Alternative Credit Fund
Consolidated Summary Schedule of Investments - Continued
As of March 31, 2026
(Amounts in thousands, except share amounts)
(Unaudited)

(17)	The interest rate on these investments is subject to SONIA, which as of March 31, 2026 was 3.73%.
(18)	The Fund invests in this portfolio investment through a blocker entity.
(19)
These investments are structured as A/B note facilities under a single credit agreement with shared collateral. The Fund may hold both Class A and Class B notes, or Class B notes only. Both tranches share a first priority lien;
however, Class B is subordinated in the payment waterfall and represents a last-out position.

(20)	Reserved.
(21)	Reserved.
(22)	Reserved.
(23)	Reserved.
(24)	The date disclosed represents the commitment period of the unfunded loan. Upon expiration of the commitment period, the funded portion of the loan may be subject to a longer maturity date.
(25)	Reserved.
(26)
The Fund has entered into forward flow arrangements that require the purchase of certain ABF assets. These unfunded commitments are subject to specific maximum monthly purchase amounts and are not structured as funding-
on-demand obligations of the alternative lending platforms.

(27)	Reserved.
(28)	Home equity investments will be realized upon the sale or refinancing of the underlying homes, portfolio sales, or through securitization.
(29)	The interest rate on these investments is subject to 3 month SOFR, which as of March 31, 2026 was 3.68%.
(30)	The interest rate on these investments is subject to 1 month CORRA, which as of March 31, 2026 was 2.27%.
(31)	Reserved.
(32)	Unless otherwise indicated, the Fund’s investment is pledged as collateral supporting the amounts outstanding under the Revolving Credit Facility and SPV Asset Facilities.
(33)	The Fund’s investment is not pledged as collateral supporting the amounts outstanding under the Revolving Credit Facility and SPV Asset Facilities.
(34)	The Fund’s investment is pledged as collateral supporting the amounts outstanding under the payable for reverse repurchase agreements.
(35)	“SME” means small and medium-sized enterprises.
(36)	Investment does not contain a variable rate structure.
(37)	The Fund holds various individual home equity investments through OWLCX REIT LLC.
(38)
The Fund owns various individual SME loans, purchased through forward flow arrangements, through consolidated Special Purpose Vehicles (“SPVs”) (see additional information in Note 2: “Significant Accounting Policies”).
Information on the entire pool of assets can be found in Exhibit 1.

(39)
The Fund owns various individual consumer personal loans, purchased through forward flow arrangements, through consolidated SPVs (see additional information in Note 2: “Significant Accounting Policies”). Information on the
entire pool of assets can be found in Exhibit 2.

(40)
The Fund owns various individual home equity investments, purchased through forward flow arrangements, through consolidated SPVs (see additional information in Note 2: “Significant Accounting Policies”). Information on the
entire pool of assets can be found in Exhibit 3.

(41)	Investment is subject to a forward flow arrangement. See Note 2: “Significant Accounting Policies”.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments
Note 1. Organization
Blue Owl Alternative Credit Fund (the “Fund”) is a Delaware statutory trust formed on January 14, 2025. The Fund commenced operations on March 7, 2025. The Fund is registered as a non-diversified, closed-end management investment company under the
Investment Company Act of 1940, as amended (the “1940 Act”). Blue Owl Alternative Credit Advisors II LLC, a Delaware limited liability company (the “Adviser”), serves as the Fund’s investment adviser and is responsible for the day-to-day management of the
Fund. The Adviser is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment
Advisers Act of 1940, as amended. The Adviser is an indirect subsidiary of Blue Owl Capital Inc. (NYSE: OWL) (together with its affiliates, “Blue Owl”).
The Fund’s investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. The Fund intends primarily to employ a flexible mandate and dynamically allocate assets across a wide range of alternative credit assets and strategies, including asset-based finance investments. To a lesser extent, the Fund will invest in other credit investments, with a focus on private investments.
The Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at net asset value (“NAV”). In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding
Shares. It is possible that a repurchase offer will be oversubscribed, with the result that shareholders of the Fund (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to seek to provide liquidity to Shareholders, the Shares should be considered illiquid.
The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”)  under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for its tax year ending
December 31, 2026 and for each taxable year thereafter. Because the Fund intends to elect to be regulated as a RIC under the Code, the Fund’s portfolio is subject to diversification and other requirements.
The Fund received an exemptive order that permits it to offer multiple classes of shares of beneficial interest and to impose varying sales loads, asset-based servicing and/or distribution fees and early withdrawal fees. During the fiscal period ended December
31, 2025, the Fund completed a private offering to certain accredited investors of Class I-F, Class S-F and Class U-F Shares.
Following the completion of the private offering of the Shares and prior to the commencement of the public offering of the Shares on
August 29, 2025, Class I-F, Class S-F and Class U-F shares were reclassified as Class I, Class S and Class U shares, respectively. The
Fund currently offers three separate classes of Shares designated as Class I Shares, Class S Shares and Class U Shares, and the Fund
may offer additional classes of Shares in the future.
Note 2. Significant Accounting Policies
Basis of Presentation
The accompanying consolidated summary schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, therefore, applies the specialized accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services –
Investment Companies. In the opinion of management, all adjustments considered necessary for the fair presentation of the consolidated summary schedule of investments have been included.
Consolidation
As provided under Regulation S-X and ASC Topic 946 - Financial Services - Investment Companies, the Fund will generally not consolidate its investment in a company other than a wholly-owned investment company or controlled operating company whose business consists of providing services to the Fund. Accordingly, the Fund consolidated the accounts of the Fund’s wholly-owned subsidiaries listed below in its consolidated summary schedule of investments (each, a “Subsidiary”). All significant intercompany balances and transactions have been eliminated in consolidation.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
The Fund has consolidated the following Subsidiaries as of March 31, 2026:

Subsidiary	Date of Formation	Net Assets of Subsidiary ($ in thousands)	Percentage of Fund's Total Net Assets
BOAC SQ 2025L IF Purchaser LLC	6/26/2025	$59,472	3.95%
BOACF Blocker LLC	11/14/2025	$325	0.02%
BO OWLCX GPCC LLC	11/26/2025	$22,381	1.49%
OWLCX Cayman Holdco Ltd.	11/26/2025	$186,020	12.36%
OWLCX REIT LLC	6/27/2025	$140,765	9.36%
OWLCX SF 2025L Purchaser Trust	8/4/2025	$858	0.06%
OWLCX Sunrise Onshore 7X LLC	6/27/2025	$9,369	0.62%
BOAC SMB 2025 IF Trust	11/4/2025	$41,020	2.73%
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual amounts could differ from those estimates and such differences could be material.
Cash
Cash consists of deposits held at a custodian bank. Cash is carried at cost, which approximates fair value. The Fund deposits its cash with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.
Investments at Fair Value
Investment transactions are recorded on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Realized gains or losses are measured by the difference between the net proceeds received and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. The net change in unrealized gains or losses primarily reflects the change in investment values, including the reversal of previously recorded unrealized gains or losses with respect to investments realized during the period.
Investments for which market quotations are readily available are typically valued at the average bid price of those market quotations. To validate market quotations, the Fund utilizes a number of factors to determine if the quotations are representative of fair value, including the source and number of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available, as is expected to be the case for substantially all of the Fund’s investments, are valued at fair value as determined in good faith by the Adviser, who is, as the valuation designee, responsible for such determination.
The Adviser may consider, as one input among others, certain procedures performed by one or more independent third-party valuation firm(s) engaged at the direction of the Adviser. Pursuant to the terms of the applicable engagement agreement(s) and the valuation policy, the services of any such independent valuation firm(s) will consist of certain limited procedures that the Adviser requests the independent valuation firm(s) to perform, which will be based on data and assumptions provided by the Adviser and third-
party sources that the independent valuation firm(s) will not independently verify. The results of such procedures will be prepared solely for the Adviser and may not be relied upon by any other person.
As part of the valuation process, the Adviser, as the valuation designee, takes into account relevant factors in determining the fair value of the Fund’s investments, including: the estimated enterprise value of a portfolio investment (i.e., the total fair value of the portfolio investment’s debt and equity), the nature and realizable value of any collateral, the portfolio investment’s ability to make payments based on its earnings and cash flow, the markets in which the portfolio investment does business, a comparison of the portfolio investment’s securities to any similar publicly traded securities, and overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. In accordance with Rule 2a-5 under the 1940 Act, the Adviser, as the valuation designee, conducts periodic due diligence in connection with considering whether certain external events or conditions corroborate the valuation of investments.
The value of the Fund’s investments will be based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser generally will value the Fund’s  investments in accordance with Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification 820, Fair Value Measurements (“ASC 820”), as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurements.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
ASC 820 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date.  Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC
820, the Fund considers its principal market to be the market that has the greatest volume and level of activity. ASC 820 specifies a fair value hierarchy that prioritizes and ranks the level of observability of inputs used in determination of fair value. In accordance with ASC 820, these levels are summarized below:
• Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
• Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The Fund applies the practical expedient provided by ASC Topic 820 relating to investments in entities such as Special Purpose
Vehicles (“SPVs”) and private investment companies that calculate net asset value (“NAV”) per share (or its equivalent). ASC Topic
820 permits an entity holding investments in certain entities that either are investment companies, or have attributes similar to an investment company, and calculate NAV per share or its equivalent for which the fair value is not readily determinable, to measure the fair value of such investments on the basis of that NAV per share, or its equivalent, without adjustment. Investments valued using
NAV per share as a practical expedient are not categorized within the fair value hierarchy as per ASC Topic 820.
If the practical expedient NAV is not as of the reporting entity’s measurement date, the NAV should be adjusted to reflect any significant event that may change the valuation.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfer occurs. Consistent with its valuation policy, the Adviser, as the valuation designee, evaluates the source of the inputs, including any markets in which its investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. When an investment is valued based on prices provided by reputable dealers or pricing services (such as broker quotes), the Adviser, as the valuation designee, subjects those prices to various criteria in making the determination as to whether a particular investment would qualify for treatment as a Level 2 or Level 3 investment. For example, the Adviser, as the valuation designee, or the independent valuation firm(s), reviews pricing support provided by dealers or pricing services in order to determine if observable market information is being used, versus unobservable inputs.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of such investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that may ultimately be realized. Further, such investments are generally less liquid than publicly traded securities and may be subject to contractual and other restrictions on resale. If the Fund were required to liquidate a portfolio investment in a forced or liquidation sale, it could realize amounts that are different from the amounts presented and such differences could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected herein.
Foreign Currency
Foreign currency amounts are translated into U.S. dollars on the following basis:
•cash, fair value of investments, outstanding debt, other assets and liabilities: at the spot exchange rate on the last business day of the period; and
•purchases and sales of investments, borrowings and repayments of such borrowings, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
Forward Foreign Currency Contracts
Forward foreign currency contracts are recognized at fair value through current period gains or losses on the date on which the contract is entered into and are subsequently re-measured at fair value. All forward purchase agreements are carried as assets when fair value is positive and as liabilities when fair value is negative. A forward foreign currency contract is derecognized when the obligation specified in the contract is discharged, canceled, or expired.
Interest and Dividend Income Recognition
Interest income is recorded on the accrual basis and includes accretion and amortization of discounts or premiums. Discounts and premiums to par value on securities purchased are amortized into interest income over the contractual life of the respective security using the straight-line method, provided that the results are not materially different from those obtained using the effective yield method. The amortized cost of investments reflects the original purchase price adjusted for any accretion or amortization of discounts or premiums. In the event of a loan or debt security prepayment, any prepayment premiums, unamortized upfront loan origination fees, and unamortized discounts are recorded as interest income in the period in which the prepayment occurs.
Loans are generally placed on non-accrual status when there is reasonable doubt that principal or interest will be collected in full.
Accrued interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding the loan’s collectability. Non-
accrual loans are restored to accrual status when past due principal and interest is paid current and, in management’s judgment, are likely to remain current. Management may make exceptions to this treatment and determine to not place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection.
Dividend income on equity securities is recorded on the record date for private portfolio investments or on the ex-dividend date for publicly-traded portfolio investments, if any. Distributions received from SPVs, ABF equity investments, private investment companies, or secondary limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.
Residual tranches of asset-backed securities (“ABS”) recognize interest income by using the effective interest methodology based on an effective yield to maturity utilizing projected cash flow, in accordance with ASC Topic 325-40, Beneficial Interest in
Securitized Financial Assets.
The Fund acquires various assets, including consumer loan receivables, SME receivables, and home equity investments (“HEIs”)
from multiple alternative lending platforms (“Platforms”) at specifically negotiated prices and terms through forward flow arrangements. Platforms that the Fund acquires loans, receivables, and other assets from include SoFi, Pagaya, Square, Everest,
Upstart, Point Digital and Splitero.
The Fund invests in HEIs, which are contractual agreements that provide homeowners with upfront cash in exchange for a percentage of the future appreciation in the value of their homes. HEIs do not have a fixed maturity date or a stated coupon rate. HEIs will be realized upon the sale or refinancing of the underlying homes, portfolio sales, or through securitization. The Fund classifies
HEIs as other financial assets under ASC Topic 946 and measures them at fair value through earnings.
The Fund provides working capital advances to SMEs through the purchase of a specified amount of the business’s future receivables. Interest income from purchased future receivables is recognized when collections are received under each contract. The allocation of each amount received is determined by apportioning the collections based on the factor (discount) rate specified in the business’s contract. The Fund believes this methodology best reflects the effective interest method for these investments.
The Fund invests in arrangements where it provides financing to a lessee for the lease of an asset. Under a financing lease, substantially all risks and rewards of ownership are transferred to the lessee, and the Fund recognizes interest income over the lease term using the effective interest method.
Other Income
From time to time, the Fund may receive fees for services provided to portfolio investments. These fees are generally only available to the Fund as a result of closing investments, are generally paid at the closing of the investments, are generally non-
recurring and are recognized as revenue when earned upon closing of the investment. The services that the Fund provides vary by investment, but can include closing, work, diligence or other similar fees and fees for providing managerial assistance to the Fund’s portfolio investments.
Organizational Expenses
Costs associated with the organization of the Fund are expensed as incurred. These expenses consist primarily of legal fees and other costs of organizing the Fund.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
Offering Expenses
Costs associated with the offering of the Shares are capitalized as deferred offering expenses and are included in prepaid expenses and other assets in the Consolidated Statement of Assets and Liabilities and are amortized over a twelve-month period from incurrence
(no earlier than commencement of operations). Expenses for any additional offerings are deferred and amortized as incurred. These expenses consist primarily of legal fees and other costs incurred in connection with the offering of the Shares, the preparation of the
Fund’s registration statement, and registration fees.
Debt Issuance Costs
The Fund records origination and other expenses related to its debt obligations as debt issuance costs. These expenses are deferred and amortized utilizing the effective yield method, over the life of the related debt instrument. Debt issuance costs are presented on the
Consolidated Statements of Assets and Liabilities as a direct deduction from the debt liability. In circumstances in which there is not an associated debt liability amount recorded in the consolidated financial statements when the debt issuance costs are incurred, such debt issuance costs will be reported on the Consolidated Statements of Assets and Liabilities as an asset until the debt liability is recorded.
Reimbursement of Transaction-Related Expenses
The Fund may receive reimbursement for certain transaction-related expenses in pursuing investments. Transaction-related expenses, which are generally expected to be reimbursed by the Fund’s portfolio companies, are typically deferred until the transaction is consummated and are recorded in prepaid expenses and other assets on the date incurred. The costs of successfully completed investments not otherwise reimbursed are borne by the Fund and are included as a component of the investment’s cost basis.
Cash advances received in respect of transaction-related expenses are recorded as cash with an offset to accrued expenses and other liabilities. Accrued expenses and other liabilities are relieved as reimbursable expenses are incurred.
Income Taxes
The Fund intends to elect to be treated as a RIC under the Internal Revenue Code of 1986, as amended, for the taxable period ending December 31, 2026 and intends to qualify as a RIC annually. So long as the Fund maintains its tax treatment as a RIC, it generally will not pay corporate-level U.S. federal income taxes at corporate rates on any ordinary income or capital gains that it distributes at least annually to its stockholders as dividends. Instead, any tax liability related to income earned and distributed by the
Fund represents obligations of the Fund`s investors and will not be reflected in the consolidated financial statements of the Fund.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements. In addition, to qualify for RIC tax treatment, the Fund must distribute to its Shareholders, for each taxable year, at least 90% of its
“investment company taxable income” for that year, which is generally its ordinary income plus the excess of its realized net short-
term capital gains over its realized net long-term capital losses. In order for the Fund not to be subject to U.S. federal excise taxes, it must distribute annually an amount at least equal to the sum of (i) 98% of its net ordinary income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gains in excess of capital losses for the one-year period ending on October
31 of the calendar year and (iii) any net ordinary income and capital gains in excess of capital losses for preceding years that were not distributed during such years. The Fund, at its discretion, may carry forward taxable income in excess of calendar year dividends and pay a 4% nondeductible U.S. federal excise tax on this income.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are reserved and recorded as a tax benefit or expense in the current year. All penalties and interest associated with income taxes are included in income tax expense. Conclusions regarding tax positions are subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.
Income and Expense Allocations
Income and realized and unrealized capital gains and losses are allocated to each class of Shares of the Fund on the basis of the aggregate net asset value of that class in relation to the aggregate net asset value of the Fund.
Expenses that are common to all Share classes are borne by each class of Shares based on the net assets of the Fund attributable to each class. Expenses that are specific to a class of Shares are allocated to such class either directly or through the distribution and/or servicing fees paid pursuant to the Fund’s distribution and servicing plan.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
Note 3. Fair Value of Financial Instruments
The following table presents the fair value hierarchy of  the Fund’s cash, investments, and derivatives as of March 31, 2026:

	Fair Value Hierarchy as of March 31, 2026 ($ in thousands)
	Level 1	Level 2	Level 3	Total
Investments:
ABF asset	$—	$—	$261,226	$261,226
ABF equity	—	—	29,505	29,505
Asset-backed security	—	—	473,964	473,964
Financing lease	—	—	4,210	4,210
First-lien senior secured debt investment	—	—	356,217	356,217
Collateralized fund obligation	—	—	11,727	11,727
Investment partnership	—	—	41,667	41,667
Profit participating note	—	—	241,817	241,817
Promissory note	—	—	9,147	9,147
Second-lien senior secured debt investment	—	—	24,813	24,813
Secured note	—	—	29,920	29,920
Short term investment	607	—	—	607
Subtotal	607	—	1,484,213	1,484,820
Investments measured at Net Asset Value (“NAV”)(1)	—	—	—	273,402
Total investments at fair value	$607	$—	$1,484,213	$1,758,222
Derivative assets:
Forward foreign currency contracts	$—	$2,066	$—	$2,066
Interest rate cap	—	—	—	—
Total derivative assets	$—	$2,066	$—	$2,066
Derivative liabilities:
Forward foreign currency contracts	$—	$(201)	$—	$(201)
Total derivative liabilities	$—	$(201)	$—	$(201)
(1)Includes various equity investments categorized as ABF equity or common equity, which is measured at fair value using the NAV per share (or its equivalent)
practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Summary Schedule of Investments.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
The following table present changes in the fair value of investments for which Level 3 inputs were used to determine the fair value as of March 31, 2026:

	As of and for the period ended March 31, 2026 ($ in thousands)
	ABF asset	ABF equity	Asset-backed security	Financing lease	Collateralized fund obligation	First-lien senior secured debt investment	Investment partnership	Profit participating note	Promissory note	Second-lien senior secured debt investment	Secured note	Total
Fair value, beginning of period	$375,605	$99,514	$417,890	$4,367	$—	$242,850	$44,483	$—	$9,690	$40,452	$30,080	$1,264,931
Purchases of investments, net	188,294	888	154,529	—	11,876	126,610	85	242,464	—	—	—	724,746
Proceeds from investments, net	(304,376)	(71,717)	(97,265)	(120)	—	(26,716)	(2)	(695)	(574)	—	—	(501,465)
Net change in unrealized gain (loss)	(1,535)	(506)	(1,794)	(37)	(149)	(2,438)	(2,899)	48	32	32	(250)	(9,496)
Net realized gains (losses)	3,289	1,326	249	—	—	79	—	—	—	—	—	4,943
Net amortization/accretion of premium/discount on investments	(51)	—	355	—	—	130	—	—	(1)	31	90	554
Transfers between investment types	—	—	—	—	—	15,702	—	—	—	(15,702)	—	—
Transfers into (out of) Level 3(1)	—	—	—	—	—	—	—	—	—	—	—	—
Fair value, end of period	$261,226	$29,505	$473,964	$4,210	$11,727	$356,217	$41,667	$241,817	$9,147	$24,813	$29,920	$1,484,213
Net change in unrealized gain (loss) for the period ended March 31, 2026 on investments held at March 31, 2026	$1,805	$814	$(1,875)	$(38)	$(149)	$(1,859)	$(2,899)	$48	$31	$32	$(250)	$(4,340)
(1) Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
The following tables present quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of March 31, 2026. The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.

	As of March 31, 2026 ($ in thousands)
	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)(1)	Impact to Valuation from an Increase in Input
ABF asset - consumer - personal loans	$267	Discounted Cash Flow	Loss-Adjusted Discounted Rate	8.7% - 8.7% (8.7%)	Decrease
			Constant Default Rate	99.5% - 99.5% (99.5%)	Decrease
			Constant Prepayment Rate	9.6% - 9.6% (9.6%)	Decrease
ABF asset - residential	$83,773	Discounted Cash Flow	Loss-Adjusted Discounted Rate	14.9% - 16.5% (15.5%)	Decrease
			Constant Default Rate	0.2% - 1.5% (1.0%)	Decrease
			Constant Prepayment Rate	13.5% - 13.6% (13.6%)	Decrease
ABF asset - commercial - SME lending	$177,186	Discounted Cash Flow	Loss-Adjusted Discounted Rate	9.0% - 10.5% (10.2%)	Decrease
			Constant Default Rate	0.3% - 0.4% (0.3%)	Decrease
			Constant Prepayment Rate	0.0% - 0.0% (0.0%)	Decrease
ABF equity	$29,180	Discounted Cash Flow	Loss-Adjusted Discounted Rate	14.2% - 21.8% (18.7%)	Decrease
	$325	Market Approach	Market Adjustment Factor(2)	-3.2% - -3.2% (-3.2%)	Increase
Asset-backed security	$473,964	Discounted Cash Flow	Loss-Adjusted Discounted Rate	5.5% - 25.0% (15.2%)	Decrease
			Constant Default Rate	0.0% - 25.0% (8.0%)	Decrease
			Constant Prepayment Rate	8.5% - 24.1% (13.9%)	Decrease
Collateralized fund obligation	$11,727	Discounted Cash Flow	Loss-Adjusted Discounted Rate	12.6% - 12.9% (12.7%)	Decrease
Financing lease	$4,210	Discounted Cash Flow	Loss-Adjusted Discounted Rate	11.5% - 11.5% (11.5%)	Decrease
First-lien senior secured debt investment	$356,217	Discounted Cash Flow	Loss-Adjusted Discounted Rate	7.6% - 15.5% (11.1%)	Decrease
Investment partnership	$41,667	Market Approach	Market Adjustment Factor(2)	-3.2% - 0.0% (0.0%)	Increase
Profit participating note	$195,817	Discounted Cash Flow	Loss-Adjusted Discounted Rate	10.5% - 13.7% (12.0%)	Decrease
	$46,000	Recent Transaction	Transaction Price	100.0% - 100.0% (100.0%)	Increase
Promissory note	$9,147	Discounted Cash Flow	Loss-Adjusted Discounted Rate	9.2% - 11.5% (10.2%)	Decrease
Second-lien senior secured debt investment	$24,813	Discounted Cash Flow	Loss-Adjusted Discounted Rate	13.3% - 13.3% (13.3%)	Decrease
Secured note	$29,920	Discounted Cash Flow	Loss-Adjusted Discounted Rate	13.1% - 13.1% (13.1%)	Decrease
(1) The weighted average range of unobservable inputs is based on fair value of investments.
(2) Market adjustment factor was applied to the NAV provided by the manager of the underlying fund. The adjustment reflects market conditions based on relevant benchmarks and the fund’s historical performance.

Blue Owl Alternative Credit Fund
Notes to Consolidated Summary Schedule of Investments - Continued
Note 4. Commitments and Contingencies
Investment Commitments
From time to time, the Fund may enter into commitments to fund investments in the form of revolving credit, delayed draw, ABF asset, or equity commitments, which require the Fund to provide funding when requested by the underlying investment in accordance with underlying agreements. The Fund had the following outstanding commitments as of March 31, 2026:

As of March 31, 2026 ($ in thousands)
Total unfunded delayed draw term loan commitments	$5,441
Total unfunded revolving debt commitments	144,427
Total unfunded ABF asset commitments(1)	417,160
Total unfunded ABF equity commitments	2,493
Total unfunded commitments	$569,521
(1) The Fund has entered into forward flow arrangements that require the purchase of certain ABF assets. These unfunded commitments are subject to specified maximum monthly purchase amounts and are not structured as funding-on-demand obligations of the Platform.
As of March 31, 2026, and as of the date of entry into each unfunded investment commitment, the Fund believed it had adequate financial resources to satisfy the unfunded investment commitments.
Other Commitments and Contingencies
From time to time, the Fund may become a party to certain legal proceedings incidental to the normal course of its business. As of
March 31, 2026, management was not aware of any pending or threatened litigation relating to the Fund or its business.
Contractual Obligations
A summary of the Fund’s contractual payment obligations of its borrowings as of March 31, 2026 is as follows ($ amounts in thousands):

	Less than 1 year	1-3 Years	3-5 Years	Total
Fund Credit Facility	$—	$—	$137,000	$137,000
SPV Asset Facility I	—	—	—	—
SPV Asset Facility II	—	80,000	—	80,000
Short-Term Borrowings	77,825	—	—	77,825
Total Contractual Obligations	$77,825	$80,000	$137,000	$294,825